Property, plant and equipment - Fully Owned (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 68,264	€ 40,707
Ending balance	105,718	68,264	€ 40,707
Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	98,972	71,823	51,321
Additions	52,839	38,664	22,380
Sales and disposals	(11,494)	(1,228)	(1,618)
Reclassifications to assets held for sale		(10,110)
Translation differences	238	(178)	(8)
Reclassifications to right of use			(251)
Ending balance	140,555	98,972	71,823
Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,708	31,117	28,184
Sales and disposals	(11,494)	(1,186)	(1,620)
Reclassifications to assets held for sale		(4,814)
Translation differences	47	(75)	(15)
Depreciation	6,260	5,666	4,818
Impairment	9,316
Reclassifications to right of use			(251)
Ending balance	34,837	30,708	31,117
Land and leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,011	2,204
Ending balance	20,626	13,011	2,204
Land and leasehold improvements | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	16,739	5,284	5,011
Additions	1,924	885	273
Sales and disposals		(51)
Reclassifications	7,273	10,625
Reclassifications to assets held for sale		(2)
Translation differences	195	(2)
Ending balance	26,131	16,739	5,284
Land and leasehold improvements | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	3,728	3,080	2,686
Sales and disposals		(51)
Reclassifications		46
Translation differences	28	(1)
Depreciation	1,749	654	394
Ending balance	5,505	3,728	3,080
Installation and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	15,257	18,770
Ending balance	21,521	15,257	18,770
Installation and machinery | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,607	44,655	38,031
Additions	4,453	3,737	6,382
Sales and disposals	(1,001)	(1,096)	(1,521)
Reclassifications	5,210	(623)	1,792
Reclassifications to assets held for sale		(8,938)
Translation differences	1	(127)	(30)
Ending balance	46,270	37,607	44,655
Installation and machinery | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	22,350	25,885	23,403
Sales and disposals	(1,000)	(1,058)	(1,521)
Reclassifications		(1,675)
Reclassifications to assets held for sale		(4,327)
Translation differences	1	(61)	(15)
Depreciation	3,398	3,587	4,018
Ending balance	24,749	22,350	25,885
Furniture, fixtures & vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,724	1,909
Ending balance	3,247	2,724	1,909
Furniture, fixtures & vehicles | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,352	4,028	3,452
Additions	434	1,824	649
Sales and disposals	(1,177)	(81)	(97)
Reclassifications	1,175	2,084	3
Reclassifications to assets held for sale		(484)
Translation differences	45	(19)	22
Ending balance	7,829	7,352	4,028
Furniture, fixtures & vehicles | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,628	2,119	1,819
Sales and disposals	(1,178)	(77)	(99)
Reclassifications		1,629
Reclassifications to assets held for sale		(448)
Translation differences	18	(13)
Depreciation	1,113	1,418	399
Ending balance	4,582	4,628	2,119
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,273	17,825
Impairment	9,300
Ending balance	60,324	37,273	17,825
Other tangible assets | Acquisition value
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	37,273	17,856	4,827
Additions	46,028	32,218	15,076
Sales and disposals	(9,316)
Reclassifications	(13,658)	(12,086)	(1,795)
Reclassifications to assets held for sale		(686)
Translation differences	(3)	(30)
Reclassifications to right of use			(251)
Ending balance	60,324	37,273	17,856
Other tangible assets | Depreciations and impairment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		31	275
Sales and disposals	(9,316)
Reclassifications to assets held for sale		(39)
Depreciation		€ 7	7
Impairment	€ 9,316
Reclassifications to right of use			(251)
Ending balance			€ 31